Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2016
Commitments and Contingencies Disclosure [Abstract]
Schedule of Guarantor Obligations
At June 30, 2016, the Company had issued the following guarantees in favor of third parties which is the maximum potential future payment for each guarantee:

(In US$ millions)	June 30, 2016	December 31, 2015

Guarantees to customers of the Company's own performance	370.0	370.0
Guarantees in favor of banks	1.8	85.8
Total	371.8	455.8